UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

International Income Portfolio

October 31, 2020

Portfolio of Investments

Foreign Government Bonds — 44.6%
Security		Principal Amount (000’s omitted)	Value

Australia — 8.3%

Australia Government Bond, 1.00%, 12/21/30 (1)	AUD	1,300	$929,191

Australian Capital Territory, 1.25%, 5/22/25 (1)	AUD	2,350	1,717,515

New South Wales Treasury Corp., 4.00%, 5/20/26 (1)	AUD	2,500	2,100,829

Total Australia			$4,747,535

Bahrain — 1.0%

Kingdom of Bahrain, 7.00%, 10/12/28 (1)	USD	500	$553,129

Total Bahrain			$553,129

Egypt — 2.1%

Arab Republic of Egypt, 8.875%, 5/29/50 (1)	EGP	1,200	$1,216,242

Total Egypt			$1,216,242

Georgia — 0.2%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	430	$128,135

Total Georgia			$128,135

Iceland — 3.8%

Republic of Iceland, 5.00%, 11/15/28	ISK	59,300	$483,900

Republic of Iceland, 6.50%, 1/24/31	ISK	184,200	1,702,650

Total Iceland			$2,186,550

Indonesia — 4.2%

Indonesia Government Bond, 7.00%, 9/15/30	IDR	13,850,000	$975,892

Indonesia Government Bond, 7.50%, 6/15/35	IDR	14,000,000	987,898

Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	428,180

Total Indonesia			$2,391,970

Malaysia — 1.5%

Malaysia Government Bond, 3.885%, 8/15/29	MYR	3,200	$844,857

Total Malaysia			$844,857

Mongolia — 0.4%

Mongolia Government International Bond, 5.125%, 4/7/26 (1)	USD	200	$207,232

Total Mongolia			$207,232

New Zealand — 6.3%

New Zealand Government Bond, 3.00%, 9/20/30 (1)(2)	NZD	4,019	$3,625,454

Total New Zealand			$3,625,454

Security		Principal Amount (000’s omitted)	Value

Peru — 2.0%

Peru Government Bond, 6.90%, 8/12/37	PEN	3,500	$1,146,443

Total Peru			$1,146,443

Philippines — 2.5%

Republic of the Philippines, 2.95%, 5/5/45	USD	500	$527,277

Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	906,411

Total Philippines			$1,433,688

Romania — 1.1%

Romanian Government International Bond, 3.375%, 1/28/50 (1)	EUR	500	$607,593

Total Romania			$607,593

Serbia — 7.5%

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	370,200	$4,280,804

Total Serbia			$4,280,804

Ukraine — 3.7%

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	30,860	$1,095,446

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	28,055	1,013,609

Total Ukraine			$2,109,055

Total Foreign Government Bonds (identified cost $24,954,927)			$25,478,687

Foreign Corporate Bonds — 3.5%
Security		Principal Amount (000’s omitted)	Value

Iceland — 3.5%

Arion Banki HF, 6.00%, 4/12/24 (1)	ISK	100,000	$786,071

Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	314,556

Landsbankinn HF, 5.00%, 11/23/23 (1)	ISK	120,000	911,303

Total Iceland			$2,011,930

Total Foreign Corporate Bonds (identified cost $2,193,054)			$2,011,930

19	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Mortgage Pass-Throughs — 5.8%
Security		Principal Amount	Value

Federal National Mortgage Association:

2.00%, 30-Year, TBA(5)		$3,000,000	$3,086,789

3.942%, (COF + 1.78%), with maturity at 2035(3)		237,580	250,659

			$3,337,448

Total Mortgage Pass-Throughs (identified cost $3,327,718)			$3,337,448

Short-Term Investments — 42.8%

Foreign Government Securities — 4.1%
Security		Principal Amount (000’s omitted)	Value

Egypt — 4.1%

Egypt Treasury Bill, 0.00%, 11/24/20	EGP	9,500	$604,012

Egypt Treasury Bill, 0.00%, 4/6/21	EGP	14,600	884,972

Egypt Treasury Bill, 0.00%, 7/13/21	EGP	7,325	428,964

Egypt Treasury Bill, 0.00%, 10/12/21	EGP	7,750	440,327

Total Egypt			$2,358,275

Georgia — 0.0%(4)

Georgia Treasury Bill, 0.00%, 12/3/20	GEL	15	$4,620

Total Georgia			$4,620

Total Foreign Government Securities (identified cost $2,333,213)			$2,362,895

U.S. Treasury Obligations — 33.3%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.093%, 11/5/20(6)		$19,000	$18,999,903

Total U.S. Treasury Obligations (identified cost $18,999,806)			$18,999,903

Other — 5.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	3,099,970	$3,099,970

Total Other (identified cost $3,099,970)		$3,099,970

Total Short-Term Investments (identified cost $24,432,989)		$24,462,768

Total Investments— 96.7% (identified cost $54,908,688)		$55,290,833

Other Assets, Less Liabilities — 3.3%		$1,876,393

Net Assets — 100.0%		$57,167,226

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended, At October 31, 2020, the aggregate value of these securities is $12,654,559 or 22.1% of the Portfolio’s net assets.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2020.

(4)	Amount is less than 0.05%.

(5)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

20	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	10,500,000	USD	12,230,925	11/3/20	$(2,099)

EUR	10,500,000	USD	12,320,621	11/3/20	(91,796)

USD	12,427,454	EUR	10,500,000	11/3/20	198,628

USD	12,230,925	EUR	10,500,000	11/3/20	2,099

BRL	2,150,000	USD	372,501	11/4/20	2,198

BRL	860,000	USD	152,946	11/4/20	(3,067)

BRL	1,290,000	USD	228,909	11/4/20	(4,090)

USD	374,476	BRL	2,150,000	11/4/20	(222)

USD	149,000	BRL	860,000	11/4/20	(879)

USD	223,500	BRL	1,290,000	11/4/20	(1,318)

PEN	458,000	USD	127,428	11/5/20	(752)

PEN	1,080,000	USD	301,997	11/5/20	(3,285)

PEN	36,000	USD	10,006	11/5/20	(49)

PEN	334,000	USD	92,886	11/5/20	(507)

PEN	831,000	USD	231,097	11/5/20	(1,255)

USD	1,189,569	PEN	4,219,400	11/5/20	22,547

RUB	12,800,000	USD	163,911	11/9/20	(2,899)

USD	103,351	NZD	157,550	11/16/20	(822)

JPY	1,237,000,000	USD	11,628,344	11/19/20	188,953

USD	1,128,053	JPY	120,000,000	11/19/20	(18,330)

USD	3,611,058	JPY	383,000,000	11/19/20	(47,814)

JPY	366,523,081	USD	3,470,863	11/25/20	30,844

KRW	336,703,528	USD	284,038	12/1/20	12,042

KRW	320,385,472	USD	270,138	12/1/20	11,593

BRL	2,150,000	USD	374,142	12/2/20	36

CHF	2,250,000	USD	2,447,041	12/7/20	9,254

NOK	6,024,000	USD	645,597	12/7/20	(14,690)

USD	645,597	NOK	6,024,000	12/7/20	14,690

JPY	59,915,762	USD	564,606	12/8/20	7,926

KRW	607,320,000	USD	511,759	12/10/20	22,340

KRW	1,144,500,000	USD	963,571	12/10/20	42,944

KRW	572,500,000	USD	482,215	12/10/20	21,263

COP	426,200,000	USD	110,574	12/16/20	(669)

COP	450,800,000	USD	116,930	12/16/20	(681)

COP	600,000,000	USD	155,685	12/16/20	(962)

ZAR	3,900,000	USD	230,863	12/17/20	7,553

ZAR	40,979	USD	2,426	12/17/20	79

MXN	5,100,000	USD	239,285	12/18/20	(33)

IDR	3,323,075,000	USD	219,940	1/4/21	3,445

IDR	2,375,000,000	USD	159,675	1/4/21	(22)

INR	22,700,000	USD	306,749	1/5/21	(4,067)

INR	13,600,000	USD	182,562	1/5/21	(1,219)

INR	19,994,000	USD	268,351	1/5/21	(1,751)

INR	28,700,000	USD	385,259	1/5/21	(2,573)

21	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

INR	42,300,000	USD	567,732	1/5/21	$(3,704)

JPY	48,774,501	USD	462,521	1/7/21	3,822

USD	3,359,178	NZD	5,052,004	1/7/21	18,643

USD	883,683	PHP	43,000,000	1/11/21	(704)

USD	60,626	NZD	92,450	1/13/21	(505)

KRW	113,652,000	USD	99,436	1/19/21	546

USD	501,227	SGD	680,000	1/26/21	3,372

AUD	4,764,246	USD	3,393,715	1/28/21	(43,439)

USD	4,780,497	AUD	6,711,071	1/28/21	61,190

USD	851,146	AUD	1,194,876	1/28/21	10,895

USD	147,218	NZD	220,000	1/28/21	1,748

					$444,447

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	1,250,000	USD	300,987	Goldman Sachs International	11/3/20	$—	$(145)

MYR	2,229,728	USD	536,121	Morgan Stanley & Co. International PLC	11/3/20	516	—

MYR	979,728	USD	235,823	Morgan Stanley & Co. International PLC	11/3/20	—	(28)

USD	300,553	MYR	1,250,000	Goldman Sachs International	11/3/20	—	(289)

USD	235,568	MYR	979,728	Morgan Stanley & Co. International PLC	11/3/20	—	(227)

USD	535,092	MYR	2,229,728	Morgan Stanley & Co. International PLC	11/3/20	—	(1,545)

CNH	3,000,000	USD	446,269	BNP Paribas	11/9/20	1,549	—

CNH	4,820,123	USD	704,357	Citibank, N.A.	11/9/20	15,156	—

CNH	1,139,477	USD	166,510	Citibank, N.A.	11/9/20	3,583	—

RUB	17,000,000	USD	218,509	Standard Chartered Bank	11/9/20	—	(4,665)

MXN	3,150,000	USD	149,864	JPMorgan Chase Bank, N.A.	11/18/20	—	(1,591)

EUR	21,961,000	USD	25,760,020	BNP Paribas	11/30/20	—	(167,921)

USD	4,812,662	EUR	4,102,904	BNP Paribas	11/30/20	31,372	—

USD	4,574,659	EUR	3,900,000	BNP Paribas	11/30/20	29,821	—

USD	4,148,189	EUR	3,536,425	BNP Paribas	11/30/20	27,041	—

USD	2,440,373	EUR	2,080,473	BNP Paribas	11/30/20	15,908	—

USD	2,202,167	EUR	1,877,397	BNP Paribas	11/30/20	14,355	—

USD	909,935	EUR	775,740	BNP Paribas	11/30/20	5,932	—

USD	904,252	EUR	770,895	BNP Paribas	11/30/20	5,894	—

USD	584,530	EUR	498,325	BNP Paribas	11/30/20	3,810	—

USD	304,892	EUR	259,927	BNP Paribas	11/30/20	1,987	—

KRW	489,400,000	USD	412,400	Australia and New Zealand Banking Group Limited	12/1/20	17,953	—

KRW	296,246,000	USD	254,930	Australia and New Zealand Banking Group Limited	12/1/20	5,573	—

MYR	604,099	USD	144,972	Goldman Sachs International	12/2/20	—	(101)

MYR	320,173	USD	76,931	Goldman Sachs International	12/2/20	—	(150)

22	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CNH	3,615,093	USD	527,427	Citibank, N.A.	12/9/20	$11,035	$—

CNH	854,608	USD	124,684	Citibank, N.A.	12/9/20	2,609	—

KRW	165,552,981	USD	140,254	Australia and New Zealand Banking Group Limited	12/10/20	5,340	—

USD	2,530	ZAR	40,979	Standard Chartered Bank	12/14/20	24	—

ZAR	2,500,000	USD	151,708	UBS AG	12/14/20	1,177	—

CNH	4,820,123	USD	701,507	Bank of America, N.A.	1/11/21	14,694	—

CNH	1,139,477	USD	165,836	Bank of America, N.A.	1/11/21	3,474	—

CNH	4,820,123	USD	701,476	UBS AG	1/11/21	14,725	—

CNH	1,139,477	USD	165,829	UBS AG	1/11/21	3,481	—

CNH	1,924,538	USD	285,540	Goldman Sachs International	1/21/21	208	—

CNH	454,961	USD	67,502	Goldman Sachs International	1/21/21	49	—

THB	34,560,000	USD	1,102,955	Standard Chartered Bank	1/26/21	5,534	—

MYR	2,229,728	USD	534,195	Morgan Stanley & Co. International PLC	2/2/21	—	(185)

						$242,800	$(176,847)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

Euro-Buxl	(2)	Short	12/8/20	$(532,851)	$(18,821)

U.S. 5-Year Treasury Note	(2)	Short	12/31/20	(251,203)	1,000

U.S. 10-Year Treasury Note	(3)	Short	12/21/20	(414,656)	2,930

U.S. Long Treasury Bond	(4)	Short	12/21/20	(689,875)	18,625

					$3,734

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	5,838	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$(848)	$—	$(848)

BRL	46,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(9,004)	—	(9,004)

BRL	52,136	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(26,415)	—	(26,415)

23	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	21,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	6/8/25	$(42,909)	$—	$(42,909)

CNY	9,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	9/8/25	12,935	—	12,935

MXN	27,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.11% (pays monthly)	5/5/25	2,343	—	2,343

MXN	24,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.70% (pays monthly)	10/3/29	77,538	—	77,538

SGD	3,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.64% (pays semi-annually)	10/16/29	191,480	—	191,480

THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	50,885	—	50,885

USD	96	Receives	3-month USD-LIBOR (pays quarterly)	0.64% (pays semi-annually)	6/30/30	1,913	—	1,913

USD	270	Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	5,821	—	5,821

USD	340	Receives	3-month USD-LIBOR (pays quarterly)	0.82% (pays semi-annually)	5/12/50	42,598	—	42,598

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	6/30/50	19,970	—	19,970

Total						$326,307	$—	$326,307

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation

Citibank, N.A.	MYR	8,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	10/14/24	$93,285

Total							$93,285

24	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$731	1.00% (pays quarterly)(1)	12/20/25	2.15%	$(40,485)	$51,205	$10,720

Colombia	689	1.00% (pays quarterly)(1)	12/20/25	1.26	(8,099)	18,287	10,188

Greece	3,200	1.00% (pays quarterly)(1)	12/20/25	1.46	(70,237)	83,565	13,328

Mexico	689	1.00% (pays quarterly)(1)	12/20/25	1.28	(8,858)	20,097	11,239

Peru	661	1.00% (pays quarterly)(1)	12/20/25	0.60	14,199	(5,320)	8,879

Chile	651	1.00% (pays quarterly)(1)	12/20/25	0.57	15,005	(9,886)	5,119

Total	$6,621				$(98,475)	$157,948	$59,473

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Barclays Bank PLC	$300	1.00% (pays quarterly)(1)	12/20/25	1.27%	$(3,692)	$3,932	$240

Total		$300				$(3,692)	$3,932	$240

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Goldman Sachs International	$200	1.00% (pays quarterly)(1)	12/20/25	$(2,462)	$2,645	$183

Total					$(2,462)	$2,645	$183

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $6,921,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

25	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Portfolio of Investments — continued

Abbreviations:

COF	–	Cost of Funds 11th District

TBA	–	To Be Announced

Currency Abbreviations:

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CHF	–	Swiss Franc

CNH	–	Chinese Yuan Renminbi

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SGD	–	Singapore Dollar

THB	–	Thai Baht

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

ZAR	–	South African Rand

26	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $51,808,718)	$52,190,863

Affiliated investment, at value (identified cost, $3,099,970)	3,099,970

Cash	23,223

Deposits for derivative collateral —

Financial futures contracts	44,138

Centrally cleared derivatives	3,977,081

OTC derivatives	110,000

Foreign currency, at value (identified cost, $369,874)	368,936

Interest receivable	541,097

Dividends receivable from affiliated investment	294

Receivable for variation margin on open financial futures contracts	3,169

Receivable for open forward foreign currency exchange contracts	242,800

Receivable for open swap contracts	93,708

Receivable from affiliate	7,876

Total assets	$60,703,155

Liabilities

Cash collateral due to broker	$110,000

Payable for when-issued securities/forward purchase commitments	3,079,789

Payable for variation margin on open centrally cleared derivatives	7,898

Payable for open forward foreign currency exchange contracts	176,847

Upfront receipts on open non-centrally cleared swap contracts	6,577

Payable to affiliates:

Investment adviser fee	24,224

Trustees’ fees	296

Accrued foreign capital gains taxes	10,265

Accrued expenses	120,033

Total liabilities	$3,535,929

Net Assets applicable to investors’ interest in Portfolio	$57,167,226

27	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest (net of foreign taxes, $125,483)	$2,043,170

Dividends from affiliated investment	18,666

Total investment income	$2,061,836

Expenses

Investment adviser fee	$322,857

Trustees’ fees and expenses	3,815

Custodian fee	132,741

Legal and accounting services	77,987

Interest expense	9,109

Miscellaneous	19,100

Total expenses	$565,609

Deduct —

Allocation of expenses to affiliate	$104,500

Total expense reductions	$104,500

Net expenses	$461,109

Net investment income	$1,600,727

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $10,820)	$(118,889)

Investment transactions — affiliated investment	526

Financial futures contracts	(11,020)

Swap contracts	668,649

Foreign currency transactions	(93,966)

Forward foreign currency exchange contracts	593,604

Net realized gain	$1,038,904

Change in unrealized appreciation (depreciation) —

Investments (including net increase of $10,265 in accrued foreign capital gains taxes)	$(46,652)

Investments — affiliated investment	(628)

Financial futures contracts	3,734

Swap contracts	581,437

Foreign currency	1,906

Forward foreign currency exchange contracts	163,734

Net change in unrealized appreciation (depreciation)	$703,531

Net realized and unrealized gain	$1,742,435

Net increase in net assets from operations	$3,343,162

28	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$1,600,727	$3,280,409

Net realized gain	1,038,904	187,919

Net change in unrealized appreciation (depreciation)	703,531	1,528,518

Net increase in net assets from operations	$3,343,162	$4,996,846

Capital transactions —

Contributions	$4,269,625	$8,811,460

Withdrawals	(35,089,833)	(24,326,854)

Net decrease in net assets from capital transactions	$(30,820,208)	$(15,515,394)

Net decrease in net assets	$(27,477,046)	$(10,518,548)

Net Assets

At beginning of year	$84,644,272	$95,162,820

At end of year	$57,167,226	$84,644,272

29	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020		2019		2018		2017		2016

Ratios (as a percentage of average daily net assets):

Expenses	0.71	%(1)(2)	0.81	%(1)(2)	0.81	%(1)(2)	0.80	%(1)	0.81	%(1)(2)

Net investment income	2.48%		3.73%		3.81%		3.02%		3.17%

Portfolio Turnover	88	%(3)	92%		23%		29%		38%

Total Return	6.04	%(1)	5.92	%(1)	(2.28	)%(1)	9.09	%(1)	3.25	%(1)

Net assets, end of year (000’s omitted)	$57,167		$84,644		$95,163		$102,912		$138,716

(1)

The investment adviser reimbursed certain operating expenses (equal to 0.16%, 0.09%, 0.11%, 0.13% and 0.08% of average daily net assets for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(2)	Includes interest expense of 0.01% for each of the years ended October 31, 2020, 2019, 2018 and 2016.

(3)	Includes the effect of To-Be-Announced (TBA) transactions.

30	See Notes to Financial Statements.

International Income Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Global Bond Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

31

International Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event

32

International Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.500% of the Portfolio’s average daily net assets up to $1 billion, 0.475% from $1 billion but less than $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $322,857 or 0.500% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $104,500 of the Portfolio’s operating expenses for the year ended October 31, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the year ended October 31, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$24,320,764	$15,514,565

U.S. Government and Agency Securities	8,003,505	5,047,140

	$32,324,269	$20,561,705

33

International Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,827,343

Gross unrealized appreciation	$1,206,586

Gross unrealized depreciation	(659,986)

Net unrealized appreciation	$546,600

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $183,001. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $119,999 at October 31, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020.

34

International Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Not applicable	$29,204 *	$698,650 *	$428,038	*	$1,155,892

Receivable for open forward foreign currency exchange contracts	—	242,800	—		242,800

Receivable for open swap contracts	—	—	93,285		93,285

Total Asset Derivatives	$29,204	$941,450	$521,323		$1,491,977

Derivatives not subject to master netting or similar agreements	$29,204	$698,650	$428,038		$1,155,892

Total Asset Derivatives subject to master netting or similar agreements	$—	$242,800	$93,285		$336,085

	Credit	Foreign Exchange	Interest Rate		Total

Not applicable	$(127,679)*	$(254,203)*	$(97,997	)*	$(479,879)

Payable for open forward foreign currency exchange contracts	—	(176,847)	—		(176,847)

Receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(6,154)	—	—		(6,154)

Total Liability Derivatives	$(133,833)	$(431,050)	$(97,997)		$(662,880)

Derivatives not subject to master netting or similar agreements	$(127,679)	$(254,203)	$(97,997)		$(479,879)

Total Liability Derivatives subject to master netting or similar agreements	$(6,154)	$(176,847)	$—		$(183,001)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$28,866	$—	$—	$—	$28,866

Bank of America, N.A.	18,168	—	—	—	18,168

BNP Paribas	137,669	(137,669)	—	—	—

Citibank, N.A.	125,668	—	—	(110,000)	15,668

Goldman Sachs International	257	(257)	—	—	—

Morgan Stanley & Co. International PLC	516	(516)	—	—	—

Standard Chartered Bank	5,558	(4,665)	—	—	893

UBS AG	19,383	—	—	—	19,383

	$336,085	$(143,107)	$—	$(110,000)	$82,978

35

International Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Barclays Bank PLC	$(3,692)	$—	$—	$—	$(3,692)

BNP Paribas	(167,921)	137,669	30,252	—	—

Goldman Sachs International	(3,147)	257	—	—	(2,890)

JPMorgan Chase Bank, N.A.	(1,591)	—	—	—	(1,591)

Morgan Stanley & Co. International PLC	(1,985)	516	—	—	(1,469)

Standard Chartered Bank	(4,665)	4,665	—	—	—

	$(183,001)	$143,107	$30,252	$—	$(9,642)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(11,020)	$(11,020)

Swap contracts	111,445	—	557,204	668,649

Forward foreign currency exchange contracts	—	593,604	—	593,604

Total	$111,445	$593,604	$546,184	$1,251,233

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$3,734	$3,734

Swap contracts	59,896	—	521,541	581,437

Forward foreign currency exchange contracts	—	163,734	—	163,734

Total	$59,896	$163,734	$525,275	$748,905

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$862,000	$132,433,000	$19,201,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

36

International Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

7  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $3,099,970, which represents 5.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$6,491,338	$59,314,858	$(62,706,124)	$526	$(628)	$3,099,970	$18,666	3,099,970

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

International Income Portfolio

October 31, 2020

Notes to Financial Statements — continued

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$25,478,687	$—	$25,478,687

Foreign Corporate Bonds	—	2,011,930	—	2,011,930

Mortgage Pass-Throughs	—	3,337,448	—	3,337,448

Short-Term Investments —

Foreign Government Securities	—	2,362,895	—	2,362,895

U.S. Treasury Obligations	—	18,999,903	—	18,999,903

Other	—	3,099,970	—	3,099,970

Total Investments	$—	$55,290,833	$—	$55,290,833

Forward Foreign Currency Exchange Contracts	$—	$941,450	$—	$941,450

Futures Contracts	22,555	—	—	22,555

Swap Contracts	—	527,972	—	527,972

Total	$22,555	$56,760,255	$—	$56,782,810

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(431,050)	$—	$(431,050)

Futures Contracts	(18,821)	—	—	(18,821)

Swap Contracts	—	(213,009)	—	(213,009)

Total	$(18,821)	$(644,059)	$—	$(662,880)

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

38

International Income Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

39

Eaton Vance

Global Bond Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

40

Eaton Vance

Global Bond Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Tust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

41

Eaton Vance

Global Bond Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Tust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

42

Eaton Vance

Global Bond Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$57,125	$57,678
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,455	$17,682
All Other Fees(3)	$0	$0

Total	$75,580	$75,360

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$18,455	$17,682
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020